Government Grants (Tables)	12 Months Ended
Dec. 31, 2021
Government grants [Abstract]
Government Grants
(1)	Government grants as of December 31, 2020 and 2021 are as follows:

			2020	2021
			In millions of won
Land	￦		(23,475)	(23,474)
Buildings			(57,231)	(52,122)
Structures			(180,009)	(172,021)
Machinery			(157,785)	(140,082)
Vehicles			(632)	(1,675)
Equipment			(227)	(149)
Tools			(239)	(64)
Construction-in-progress			(79,126)	(111,822)
Investment properties			(29)	(30)
Software			(136)	(91)
Development expenditures			(5,043)	(3,820)
Intangible assets under development			(7,203)	(7,326)
Other intangible assets			(75)	(71)

		￦	(511,210)	(512,747)

Changes in government Grants
(2)	Changes in government grants for the years ended December 31, 2020 and 2021 are as follows:

		2020
		Beginning balance	Receipt	Acquisition	Offset the items of depreciation expense and others	Disposal	Others	Ending balance
		In millions of won
Cash	￦	—	(41,209)	—	—	—	41,209	—
Land		(21,817)	—	—	—	2	(1,660)	(23,475)
Buildings		(61,920)	—	—	5,206	—	(517)	(57,231)
Structures		(186,554)	—	—	9,526	2,032	(5,013)	(180,009)
Machinery		(158,907)	—	—	17,468	496	(16,842)	(157,785)
Vehicles		(2,275)	—	—	2,064	4	(425)	(632)
Equipment		(241)	—	—	149	—	(135)	(227)
Tools		(403)	—	—	243	—	(79)	(239)
Construction-in-progress		(61,211)	—	8,783	—	—	(26,698)	(79,126)
Investment properties		(13)	—	—	1	—	(17)	(29)
Software		(235)	—	—	99	—	—	(136)
Development expenditures		(1,492)	—	—	1,453	—	(5,004)	(5,043)
Intangible assets under development		(11,029)	—	—	—	—	3,826	(7,203)
Other intangible assets		(79)	—	—	4	—	—	(75)

	￦	(506,176)	(41,209)	8,783	36,213	2,534	(11,355)	(511,210)

		2021
		Beginning balance	Receipt	Acquisition	Offset the items of depreciation expense and others	Disposal	Others	Ending balance
		In millions of won
Cash	￦	—	(37,920)	—	—	—	37,920	—
Land		(23,475)	—	—	—	1	—	(23,474)
Buildings		(57,231)	—	—	5,174	—	(65)	(52,122)
Structures		(180,009)	—	—	9,517	1,811	(3,340)	(172,021)
Machinery		(157,785)	—	—	17,519	531	(347)	(140,082)
Vehicles		(632)	—	(26)	460	—	(1,477)	(1,675)
Equipment		(227)	—	—	95	—	(17)	(149)
Tools		(239)	—	—	209	—	(34)	(64)
Construction-in-progress		(79,126)	—	5,027	—	—	(37,723)	(111,822)
Investment properties		(29)	—	—	1	—	(2)	(30)
Software		(136)	—	—	64	—	(19)	(91)
Development expenditures		(5,043)	—	—	1,439	—	(216)	(3,820)
Intangible assets under development		(7,203)	—	—	—	—	(123)	(7,326)
Other intangible assets		(75)	—	—	4	—	—	(71)

	￦	(511,210)	(37,920)	5,001	34,482	2,343	(5,443)	(512,747)

Summary of Changes in Government Grants for Specific Business Projects
(3)	Changes in government grants for specific business projects for the years ended December 31, 2020 and 2021 are as follows:

					2020
						Increase						Decrease
						Contribution			Interests			Execution			Return
Department	Project	Description	Period	Budget	Beginning balance	Self- payment	Local government	Government subsidies	Self- payment	Local government	Government subsidies	Self- payment	Local government	Government subsidies	Self- payment	Local government	Government subsidies	Others	Ending balance
				In millions of won
Ministry of Trade, Industry and Energy	Temporary electricity bill support for small business owners	Temporary electricity bill support for small business owners	2020.04.01 ~ 2020.12.31	72,662	—	—	—	72,662	—	—	16	—	—	(71,914)	—	—	(16)	—	748
	Energy Voucher	2020 Energy Voucher Support	2020.01.01 ~ 2020.12.31	46,148	—	—	—	46,148	—	—	2	—	—	(46,148)	—	—	(2)	—	—

					2021
						Increase						Decrease
						Contribution			Interests			Execution			Return
Department	Project	Description	Period	Budget	Beginning balance	Self- payment	Local government	Government subsidies	Self- payment	Local government	Government subsidies	Self- payment	Local government	Government subsidies	Self- payment	Local government	Government subsidies	Others	Ending balance
				In millions of won
Ministry of Trade, industry and Energy	Temporary electricity bill support for small business owners	Temporary electricity bill support for small business owners	2021.04.01 ~ 2022.06.30	211,235	748	—	—	139,550	—	—	—	—	—	(122,563)	—	—	—	—	17,735